Taxes On Income (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 24,348	$ 30,775	$ 12,957
Current taxes: Foreign	13,254	16,137	6,454
Taxes on income, current	37,602	46,912	19,411
Adjustment for previous years: Domestic	(5,753)	(1,823)	(4,898)
Adjustment for previous years: Foreign	(1,905)	(123)	(633)
Adjustment for previous years, total	(7,658)	(1,946)	(5,531)
Deferred income tax: Domestic	(3,831)	(14,664)	6,686
Deferred income tax: Foreign	(489)	(4,989)	(3,467)
Deferred income tax expense (benefit), total	(4,320)	(19,653)	3,219
Domestic	14,764	14,288	14,745
Foreign	10,860	11,025	2,354
Actual tax expenses	$ 25,624	$ 25,313	$ 17,099